Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at end of year	¥ 146,382	¥ 139,029
Finance Receivable and Vehicles and Equipment on Operating Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	147,049	140,363	167,615
Provision for credit losses, net of reversal	46,313	25,622	3,780
Charge-offs	(65,359)	(56,701)	(51,578)
Recoveries	16,662	14,690	16,415
Other	8,937	23,075	4,131
Allowance for credit losses at end of year	¥ 153,602	¥ 147,049	¥ 140,363